Loss per share (Details) - Schedule of Net Loss (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Net Loss Abstract
Weighted average number of common shares diluted	167,610	134,913	64,946
Diluted loss per common share	$ (286.33)	$ (513.80)	$ (723.05)